Loans and Allowance for Credit Losses (Tables)	6 Months Ended
Sep. 30, 2023
Receivables [Abstract]
Ages of Past Due Loans by Class
The table below presents total outstanding loans and past due analysis by class at March 31, 2023 and September 30, 2023.

	Past Due
At March 31, 2023:	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥6,599	¥12,485	¥19,084	¥55,519,315	¥87,659	¥55,626,058	¥2,652
Foreign	8,818	33,203	42,021	41,268,228	879,423	42,189,672	12,158
Residential	32,514	11,496	44,010	12,830,845	—	12,874,855	3,342
Card	14,992	26,587	41,579	431,263	—	472,842	—
Krungsri	188,802	136,627	325,429	7,457,206	—	7,782,635	—
Other	14,241	20,235	34,476	1,375,934	—	1,410,410	—
Total	¥265,966	¥240,633	¥506,599	¥118,882,791	¥967,082	¥120,356,472	¥18,152
Unearned income, unamortized premiums—net and deferred loan fees—net						(401,012)
Total						¥119,955,460

	Past Due
At September 30, 2023:	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥5,741	¥11,431	¥17,172	¥55,250,944	¥57,876	¥55,325,992	¥2,510
Foreign	1,339	38,029	39,368	44,944,455	997,123	45,980,946	13,183
Residential	34,298	12,879	47,177	12,550,728	—	12,597,905	4,396
Card	15,815	27,762	43,577	434,805	—	478,382	—
Krungsri	224,565	167,420	391,985	8,355,723	—	8,747,708	—
Other	18,416	29,673	48,089	1,660,317	—	1,708,406	—
Total	¥300,174	¥287,194	¥587,368	¥123,196,972	¥1,054,999	¥124,839,339	¥20,089
Unearned income, unamortized premiums—net and deferred loan fees—net						(436,827)
Total						¥124,402,512

Nonaccrual Loans by Class
The information on nonaccrual loans by class at March 31, 2023 and September 30, 2023 are shown below:

	Recorded Loan Balance
March 31, 2023:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)
	(in millions)
Commercial
Domestic	¥401,836	¥99,657
Foreign	246,675	65,242
Residential	47,910	3,962
Card	67,159	—
Krungsri	211,705	3,286
Other	29,848	5
Total	¥1,005,133	¥172,152

	Recorded Loan Balance
September 30, 2023:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)
	(in millions)
Commercial
Domestic	¥336,679	¥103,914
Foreign	202,085	50,016
Residential	44,874	4,177
Card	70,093	—
Krungsri	255,876	3,286
Other	33,791	9
Total	¥943,398	¥161,402

Notes:	(1)Nonaccrual loans in the above table do not include loans held for sale of ¥9,205 million and ¥14,384 million at March 31, 2023 and September 30, 2023, respectively.

(2)These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ effective interest rate, or the fair value of the collateral if the loan is a collateral-dependent loan.

The following table shows information regarding recognized interest income on nonaccrual loans for the six months ended September 30, 2022 and 2023:

September 30, 2022
(in millions)
Commercial
Domestic	¥10,033
Foreign	2,247
Residential	378
Card	9
MUAH	51
Krungsri	3,250
Other	2,084
Total	¥18,052

September 30, 2023
(in millions)
Commercial
Domestic	¥2,209
Foreign	3,534
Residential	276
Card	8
Krungsri	4,641
Other	1,549
Total	¥12,217

TDRs by Class
The following table summarizes the MUFG Group’s TDRs by class for the six months ended September 30, 2022:

Six months ended September 30, 2022	Troubled Debt Restructurings		Troubled Debt Restructurings that Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥37,312	¥37,312	¥1,830
Foreign	17,057	17,057	—
Residential(1)(3)	8,697	8,697	95
Card(2)(3)	11,408	10,934	1,410
MUAH(2)(3)	8,216	8,216	—
Krungsri(2)(3)	48,899	48,899	1,827
Other(2)	7,638	7,638	1,202
Total	¥139,227	¥138,753	¥6,364

Notes:	(1)TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)TDRs for the Card, MUAH, Krungsri and Other segments include accrual and nonaccrual loans.

(3)For the six months ended September 30, 2022, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUAH segment.

The following table summarizes the MUFG Group’s loan modifications that were made to borrowers experiencing financial difficulty by class for the six months ended September 30, 2023:

Six months ended September 30, 2023:	Loan Modifications Made to Borrowers Experiencing Financial Difficulty		Loans Modified within 12 months of Subsequent Default
	Amortized Cost Basis at the Period End	Percentage of Total Class of Loans	Amortized Cost Basis at the Period End
	(in millions, except percentages)
Commercial(1)
Domestic
Interest rate reduction	¥2,909	0.01%	¥—
Term extension	146,968	0.27	2,676
Combination of interest rate reduction and term extension	4,774	0.01	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Foreign
Interest rate reduction	¥—	—%	¥—
Term extension	101,054	0.22	—
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Residential(1)
Interest rate reduction	¥—	—%	¥—
Term extension	8,491	0.07	60
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Card(2)
Interest rate reduction	¥—	—%	¥—
Term extension	—	—	—
Combination of interest rate reduction and term extension	12,480	2.61	1,472
Combination of term extension and principal forgiveness	121	0.03	1
All other modifications and combinations	—	—	—
Krungsri(2)
Interest rate reduction	¥389	0.00%	¥113
Term extension	193,354	2.21	1,854
Combination of interest rate reduction and term extension	2,134	0.02	122
Combination of term extension and principal forgiveness	464	0.01	834
All other modifications and combinations	884	0.01	142
Other(2)
Interest rate reduction	¥250	0.01%	¥185
Term extension	1,569	0.09	290
Combination of interest rate reduction and term extension	149	0.01	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—

Notes:	(1)The modified loans for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)The modified loans for the Card, Krungsri and Other segments include accrual and nonaccrual loans.
The following table provides the financial effect of the modifications made to borrowers experiencing financial difficulty by class for the six months ended September 30, 2023:

Six months ended September 30, 2023:	Financial Effect
Commercial
Domestic
Interest rate reduction	Reduced weighted-average contractual interest rate by 0.06%
Term extension	Added a weighted-average 0.8 years to the life of loans.
Foreign
Term extension	Added a weighted-average 0.5 years to the life of loans.
Residential
Term extension	Added a weighted-average 1.3 years to the life of loans.
Card
Interest rate reduction	Reduced weighted-average contractual interest rate by 15.24%.
Term extension	Added a weighted-average 3.0 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥404 million.
Krungsri
Interest rate reduction	Reduced weighted-average contractual interest rate by 1.24%.
Term extension	Added a weighted-average 1.7 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥484 million.
Other
Interest rate reduction	Reduced weighted-average contractual interest rate by 3.40%.
Term extension	Added a weighted-average 3.0 years to the life of loans.
The following table provides the performance of loans that have been modified in the last 12 months to borrowers experiencing financial difficulty by class for the six months ended September 30, 2023:

Six months ended September 30, 2023:	Payment Status (Amortized Cost Basis at the Period End)
	Current	1-3 months Past Due	Greater Than 3 months Past Due
	(in millions)
Commercial(1)
Domestic	¥266,915	¥305	¥470
Foreign	108,618	—	—
Residential(1)	16,094	948	214
Card(2)	16,816	4,270	1,973
Krungsri(2)	298,694	10,727	10,783
Other(2)	4,068	591	188
Total	¥711,205	¥16,841	¥13,628

Notes:	(1)The modified loans for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)The modified loans for the Card, Krungsri and Other segments include accrual and nonaccrual loans.

Credit Quality Indicators of Loans by Class
Credit quality indicators of loans and fiscal year of origination by class at March 31, 2023 are shown below:

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At March 31, 2023:	2022	2021	2020	2019	2018	Prior
	(in millions)
Commercial:	¥32,957,651	¥10,100,587	¥8,626,319	¥5,653,421	¥4,385,807	¥9,366,641	¥25,743,172	¥15,050	¥96,848,648
Domestic	20,132,474	6,099,692	6,675,895	4,002,329	3,214,528	7,406,590	8,006,891	—	55,538,399
Normal	19,867,845	5,957,659	6,472,135	3,823,755	3,126,146	6,722,981	7,722,379	—	53,692,900
Close Watch	222,202	124,499	172,270	114,534	74,635	567,514	262,686	—	1,538,340
Likely to become Bankrupt or Legally/Virtually Bankrupt	42,427	17,534	31,490	64,040	13,747	116,095	21,826	—	307,159
Foreign	12,825,177	4,000,895	1,950,424	1,651,092	1,171,279	1,960,051	17,736,281	15,050	41,310,249
Normal	12,508,547	3,931,278	1,857,934	1,577,120	1,083,934	1,824,977	17,540,822	15,050	40,339,662
Close Watch	262,388	34,656	60,637	50,210	71,966	79,450	174,436	—	733,743
Likely to become Bankrupt or Legally/Virtually Bankrupt	54,242	34,961	31,853	23,762	15,379	55,624	21,023	—	236,844
Residential	¥688,000	¥747,161	¥607,237	¥919,359	¥811,469	¥9,077,669	¥23,960	¥—	¥12,874,855
Accrual	687,800	747,121	607,047	918,781	810,933	9,034,589	22,093	—	12,828,364
Nonaccrual	200	40	190	578	536	43,080	1,867	—	46,491
Card	¥12	¥147	¥240	¥239	¥181	¥587	¥403,687	¥67,749	¥472,842
Accrual	1	7	10	8	9	37	391,237	14,374	405,683
Nonaccrual	11	140	230	231	172	550	12,450	53,375	67,159
Krungsri	¥1,824,628	¥1,046,959	¥654,933	¥692,616	¥515,731	¥605,053	¥2,427,923	¥14,792	¥7,782,635
Performing	1,689,034	956,470	570,865	553,616	406,258	459,322	2,292,418	—	6,927,983
Under-Performing	108,770	66,555	67,504	111,435	85,928	98,103	104,652	—	642,947
Non-Performing	26,824	23,934	16,564	27,565	23,545	47,628	30,853	14,792	211,705
Other	¥551,560	¥190,786	¥108,148	¥48,867	¥19,875	¥80,252	¥410,922	¥—	¥1,410,410
Accrual	549,274	187,638	106,522	47,235	17,832	75,726	396,334	—	1,380,561
Nonaccrual	2,286	3,148	1,626	1,632	2,043	4,526	14,588	—	29,849

Credit quality indicators of loans and fiscal year of origination by class at September 30, 2023, and gross charge-offs for the six months ended September 30, 2023 are shown below:

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At September 30, 2023:	2023	2022	2021	2020	2019	Prior
	(in millions)
Commercial:	¥24,683,463	¥17,014,732	¥8,183,201	¥7,037,786	¥4,794,778	¥11,556,449	¥26,933,190	¥48,340	¥100,251,939
Domestic	14,475,541	8,962,771	5,386,826	5,862,545	3,592,584	9,224,351	7,763,498	—	55,268,116
Normal	14,320,810	8,821,506	5,254,183	5,694,307	3,446,184	8,559,902	7,518,069	—	53,614,961
Close Watch	146,705	126,472	122,444	140,338	80,540	551,639	224,428	—	1,392,566
Likely to become Bankrupt or Legally/Virtually Bankrupt	8,026	14,793	10,199	27,900	65,860	112,810	21,001	—	260,589
Gross charge-offs	1,896	22,519	1,213	918	583	460	865	—	28,454
Foreign	10,207,922	8,051,961	2,796,375	1,175,241	1,202,194	2,332,098	19,169,692	48,340	44,983,823
Normal	9,976,734	7,886,252	2,769,053	1,131,884	1,070,727	2,144,663	18,851,641	48,340	43,879,294
Close Watch	179,305	145,486	27,233	25,793	113,147	122,666	303,862	—	917,492
Likely to become Bankrupt or Legally/Virtually Bankrupt	51,883	20,223	89	17,564	18,320	64,769	14,189	—	187,037
Gross charge-offs	176	330	959	401	149	—	6,474	—	8,489
Residential	¥244,078	¥673,841	¥731,671	¥591,262	¥892,586	¥9,442,305	¥22,162	¥—	¥12,597,905
Accrual	244,072	673,649	731,530	591,025	891,988	9,401,590	20,257	—	12,554,111
Nonaccrual	6	192	141	237	598	40,715	1,905	—	43,794
Gross charge-offs	—	—	—	6	18	435	—	—	459
Card	¥—	¥82	¥194	¥266	¥237	¥709	¥406,199	¥70,695	¥478,382
Accrual	—	4	6	8	7	40	393,455	14,769	408,289
Nonaccrual	—	78	188	258	230	669	12,744	55,926	70,093
Gross charge-offs	6	17	62	51	49	82	4,047	5,844	10,158
Krungsri	¥1,193,301	¥1,728,989	¥925,488	¥560,513	¥574,963	¥964,264	¥2,784,735	¥15,455	¥8,747,708
Performing	1,130,458	1,534,215	822,929	478,441	451,429	726,205	2,616,328	—	7,760,005
Under-Performing	52,188	135,884	72,846	65,469	96,467	172,772	136,201	—	731,827
Non-Performing	10,655	58,890	29,713	16,603	27,067	65,287	32,206	15,455	255,876
Gross charge-offs	358	11,594	11,552	6,355	6,036	9,473	14,649	—	60,017
Other	¥461,916	¥381,708	¥158,192	¥82,994	¥40,010	¥117,397	¥466,189	¥—	¥1,708,406
Accrual	461,455	375,823	155,147	81,668	38,720	110,971	450,831	—	1,674,615
Nonaccrual	461	5,885	3,045	1,326	1,290	6,426	15,358	—	33,791
Gross charge-offs	228	5,976	3,602	1,082	557	1,571	2,913	—	15,929

Note:	(1)Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Changes in Allowance for Credit Losses by Portfolio Segment
Changes in the allowance for credit losses of loans by portfolio segment for the six months ended September 30, 2022 and 2023 are shown below:

Six months ended September 30, 2022:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥934,086	¥69,887	¥40,768	¥30,365	¥322,386	¥73,209	¥1,470,701
Provision for (reversal of) credit losses	(164,085)	(5,867)	10,326	4,792	39,380	17,669	(97,785)
Charge-offs	130,524	110	8,867	10,083	38,792	22,991	211,367
Recoveries collected	6,096	11	431	2,270	12,028	8,989	29,825

Net charge-offs	124,428	99	8,436	7,813	26,764	14,002	181,542
Other(1)	12,307	—	—	3,191	40,167	10,198	65,863

Balance at end of period	¥657,880	¥63,921	¥42,658	¥30,535	¥375,169	¥87,074	¥1,257,237

Six months ended September 30, 2023:	Commercial	Residential	Card	Krungsri	Other (2)	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥719,589	¥59,747	¥42,469	¥358,031	¥93,062	¥1,272,898
Provision for (reversal of) credit losses	(17,974)	433	10,255	47,303	21,755	61,772
Charge-offs	36,943	459	10,158	60,017	15,929	123,506
Recoveries collected	9,720	2	393	13,959	8,491	32,565

Net charge-offs	27,223	457	9,765	46,058	7,438	90,941
Other(1)(3)	1,580	—	(7,666)	45,955	11,159	51,028

Balance at end of period	¥675,972	¥59,723	¥35,293	¥405,231	¥118,538	¥1,294,757

Notes:	(1)Other is principally comprised of gains or losses from foreign exchange translation.

(2)For the six months ended September 30, 2023, the beginning balance and the ending balance of the Other segment in the above table include the allowance for credit losses of ¥3,428 million and ¥1,151 million, respectively, which were previously included in the MUAH segment.

(3)For the six months ended September 30, 2023, Other includes the change in accounting principle related to the recognition and measurement of TDRs which was adopted on April 1, 2023. As a result of accumulating the amounts included in each segment amount, the Total includes negative of ¥18,869 million.